Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Disciplined Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 8.7%
Entertainment 0.5%
Electronic Arts, Inc.	152,973	19,470,404
Interactive Media & Services 7.7%
Alphabet, Inc., Class A(a)	1,860,055	199,658,304
Meta Platforms, Inc., Class A(a)	441,755	106,162,561
Total		305,820,865
Media 0.5%
Fox Corp., Class A	622,454	20,702,820
Total Communication Services		345,994,089
Consumer Discretionary 10.5%
Automobiles 0.6%
Tesla, Inc.(a)	149,200	24,515,052
Broadline Retail 2.1%
Amazon.com, Inc.(a)	534,107	56,321,583
Etsy, Inc.(a)	253,315	25,592,415
Total		81,913,998
Hotels, Restaurants & Leisure 1.2%
Expedia Group, Inc.(a)	522,650	49,108,194
Household Durables 2.3%
Lennar Corp., Class A	403,345	45,501,349
PulteGroup, Inc.	662,246	44,469,819
Total		89,971,168
Specialty Retail 4.3%
AutoZone, Inc.(a)	19,645	52,320,725
Bath & Body Works, Inc.	159,821	5,609,717
O’Reilly Automotive, Inc.(a)	71,762	65,828,000
Ulta Beauty, Inc.(a)	90,028	49,644,140
Total		173,402,582
Total Consumer Discretionary		418,910,994
Consumer Staples 6.8%
Consumer Staples Distribution & Retail 1.4%
Kroger Co. (The)	750,894	36,515,975
Walmart, Inc.	137,200	20,713,084
Total		57,229,059
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.6%
Archer-Daniels-Midland Co.	833,077	65,046,652
General Mills, Inc.	440,294	39,023,258
Total		104,069,910
Household Products 0.5%
Procter & Gamble Co. (The)	114,260	17,867,979
Tobacco 2.3%
Altria Group, Inc.	1,238,580	58,844,936
Philip Morris International, Inc.	321,948	32,185,141
Total		91,030,077
Total Consumer Staples		270,197,025
Energy 4.9%
Oil, Gas & Consumable Fuels 4.9%
EQT Corp.	125,312	4,365,870
Exxon Mobil Corp.	786,554	93,080,800
Marathon Petroleum Corp.	382,235	46,632,670
Valero Energy Corp.	433,289	49,685,250
Total		193,764,590
Total Energy		193,764,590
Financials 12.7%
Banks 2.5%
Citigroup, Inc.	815,922	38,405,449
Regions Financial Corp.	483,315	8,825,332
Wells Fargo & Co.	1,288,912	51,234,252
Total		98,465,033
Capital Markets 3.8%
CME Group, Inc.	68,072	12,645,736
Morgan Stanley	882,158	79,367,755
State Street Corp.	836,176	60,422,078
Total		152,435,569
Consumer Finance 0.6%
Synchrony Financial	790,585	23,330,163
Financial Services 2.4%
MasterCard, Inc., Class A	136,037	51,698,141
Visa, Inc., Class A	184,000	42,822,320
Total		94,520,461
2	Columbia Disciplined Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.4%
Aon PLC, Class A	18,521	6,022,659
Lincoln National Corp.	201,762	4,384,288
Marsh & McLennan Companies, Inc.	428,298	77,175,016
MetLife, Inc.	773,799	47,457,093
Total		135,039,056
Total Financials		503,790,282
Health Care 13.9%
Biotechnology 2.6%
AbbVie, Inc.	264,040	39,901,725
Amgen, Inc.	15,376	3,686,242
BioMarin Pharmaceutical, Inc.(a)	132,805	12,754,592
Regeneron Pharmaceuticals, Inc.(a)	24,002	19,244,564
Vertex Pharmaceuticals, Inc.(a)	86,519	29,479,619
Total		105,066,742
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	453,595	50,108,639
Hologic, Inc.(a)	753,584	64,815,760
Total		114,924,399
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	405,588	33,298,775
Centene Corp.(a)	159,279	10,979,102
CVS Health Corp.	431,168	31,608,926
Humana, Inc.	35,241	18,694,998
McKesson Corp.	87,492	31,868,086
Total		126,449,887
Life Sciences Tools & Services 1.2%
IQVIA Holdings, Inc.(a)	253,723	47,758,280
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	1,147,649	76,628,524
Pfizer, Inc.	1,944,369	75,616,510
Viatris, Inc.	597,621	5,575,804
Total		157,820,838
Total Health Care		552,020,146
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.9%
Aerospace & Defense 2.5%
Lockheed Martin Corp.	153,140	71,125,873
Textron, Inc.	416,946	27,910,365
Total		99,036,238
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	159,882	28,748,382
Building Products 0.3%
Masco Corp.	213,706	11,435,408
Commercial Services & Supplies 0.9%
Cintas Corp.	76,247	34,751,095
Ground Transportation 0.3%
CSX Corp.	360,682	11,051,297
Machinery 2.2%
Caterpillar, Inc.	92,500	20,239,000
Fortive Corp.	229,122	14,455,307
Parker-Hannifin Corp.	164,604	53,476,548
Total		88,170,855
Passenger Airlines 0.2%
Delta Air Lines, Inc.(a)	106,510	3,654,358
Southwest Airlines Co.	98,478	2,982,899
Total		6,637,257
Professional Services 0.8%
Automatic Data Processing, Inc.	154,000	33,880,000
Total Industrials		313,710,532
Information Technology 26.2%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,712,111	80,897,245
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.(a)	674,110	60,245,211
Lam Research Corp.	98,858	51,809,501
NVIDIA Corp.	84,745	23,515,890
QUALCOMM, Inc.	634,732	74,136,697
Total		209,707,299

Columbia Disciplined Core Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.0%
Adobe, Inc.(a)	130,553	49,291,591
Autodesk, Inc.(a)	157,440	30,667,737
Fortinet, Inc.(a)	1,173,254	73,973,665
Microsoft Corp.(b)	920,074	282,701,937
Total		436,634,930
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	1,854,406	314,655,610
Total Information Technology		1,041,895,084
Materials 2.4%
Chemicals 1.2%
CF Industries Holdings, Inc.	240,813	17,237,394
Mosaic Co. (The)	697,595	29,891,946
Total		47,129,340
Metals & Mining 1.2%
Nucor Corp.	326,167	48,331,426
Total Materials		95,460,766
Real Estate 2.7%
Hotel & Resort REITs 0.8%
Host Hotels & Resorts, Inc.	1,979,034	32,000,980
Specialized REITs 1.9%
SBA Communications Corp.	94,240	24,586,274
Weyerhaeuser Co.	1,711,544	51,192,281
Total		75,778,555
Total Real Estate		107,779,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.4%
American Electric Power Co., Inc.	697,483	64,461,379
Evergy, Inc.	534,968	33,226,862
Total		97,688,241
Total Utilities		97,688,241
Total Common Stocks (Cost $2,901,758,926)		3,941,211,284

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(c),(d)	36,438,719	36,424,143
Total Money Market Funds (Cost $36,422,176)		36,424,143
Total Investments in Securities (Cost: $2,938,181,102)		3,977,635,427
Other Assets & Liabilities, Net		1,695,239
Net Assets		3,979,330,666

At April 30, 2023, securities and/or cash totaling $4,916,160 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	207	06/2023	USD	43,350,975	2,321,026	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
4	Columbia Disciplined Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.046%
	24,692,126	354,893,506	(343,163,121)	1,632	36,424,143	(5,476)	1,360,806	36,438,719
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Core Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT177_07_N01_(06/23)